UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
January 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2023, stocks
rallied amid signs of a more stable global economy despite
pressure from higher inflation and interest rates. Prices of oil and other commodities that spiked after Russia’s invasion
of Ukraine returned to or near prior levels, helping to curb inflation. China ended its strict zero-COVID policy, which
investors hoped would boost global economic growth, and
China’s economy grew on an annual basis in 2022’s last two
quarters. A potentially slower pace of U.S. Federal Reserve
(Fed) interest-rate hikes and improved developing nation
economies boosted emerging markets. Eurozone economies
grew slowly in 2022’s second half. The European Central
Bank increased its key rate to combat inflation. Although
the war in Ukraine and sanctions against Russia disrupted
Europe’s natural gas supply, alternative sources and lower
use helped maintain supplies at historically high levels.
In this environment, stocks in global developed markets
excluding the U.S. and Canada, as measured by the MSCI
Europe, Australasia and Far East Index-NR (net of tax
withholding when dividends are paid), posted a +9.52% total
return for the period.
1
The price of gold rose 9.2% during the six-month period
under review, closing the period at $1,928 per troy ounce,
with most of the rally occurring in the latter half as a
prolonged downtrend reversed course.
2
Gold reached a
30-month low in late September 2022 as it was pressured
in part by tightening Fed monetary policy and a resulting
strong U.S. dollar, but prices began to recover in November
and closed 2022 at a six-month high, then climbed further
in January 2023. Among the catalysts for gold’s eventual
upside move was its inverse correlation to the trade-
weighted U.S. dollar as the world’s reserve currency
ebbed from a 20-year high in September 2022; cooler U.S.
inflation data that spurred expectations of a slowdown in
monetary tightening; and softening global macroeconomic
data and volatile equities which spent most of the period in bear market territory. In this environment, gold stocks, as
measured by the FTSE
®
Gold Mines Index, posted a total
return of +27.18% for the six-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular
emphasis on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s semiannual
report includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward D. Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of January
31, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Gold and Precious Metals Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Gold and Precious Metals Fund
This semiannual report for Franklin Gold and Precious
Metals Fund covers the period ended January 31, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
primarily common stock. The Fund also invests in American,
Global and European Depositary Receipts.
Performance Overview
The Fund’s Class A shares posted a +13.17% cumulative
total return for the six months under review. In comparison, the Fund’s primary benchmark, the sector-specific FTSE
Gold Mines Index, which comprises companies whose
principal activity is gold mining, posted a +27.18%
cumulative total return.
1
The Fund’s secondary benchmark,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is a
broad measure of U.S. stock performance, posted a -0.44%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +2.45% total return for the six months ended January
31, 2023.
1
Despite continued challenges from elevated
inflation and higher interest rates, stocks gained amid signs of resilience in the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s
invasion of Ukraine stabilized at or near their pre-war prices, easing inflationary pressure. China ended its restrictive zero-
COVID policy, prompting investor optimism that a return to
normal conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in the
second half of 2022, rebounding from a contraction in the
first half of the year. Increasing consumer and government
spending, rising inventories and strong nonresidential fixed investment boosted economic growth. Meanwhile, inflation,
which remained heightened relative to recent decades,
showed signs of easing. The annual inflation rate, as
measured by the consumer price index, declined for each of
the final five months of 2022.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate three times
during the period to end at a range of 4.25%–4.50%. In its
December 2022 meeting, the Fed raised interest rates by
50 basis points (bps), a decrease from the previous 75 bps
raise, although it stated it anticipates ongoing interest rate increases. The Fed noted that inflation remained elevated,
spending and production grew, job growth remained
robust and the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its three
Geographic Composition
1/31/23
% of Total
Net Assets
Canada 53.4%
Australia 27.5%
South Africa 6.0%
Burkina Faso 5.3%
United States 3.9%
Egypt 1.7%
Turkey 1.4%
Other 0.4%
Short-Term Investments & Other Net Assets 0.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +11.04% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +5.09% total return for the six-month period.
1
Japan’s
economy weakened in 2022’s third quarter amid tepid
consumer spending and decelerating growth in business
investment. China’s economy grew on an annual basis in
the third and fourth quarters of 2022. In December 2022,
China loosened its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s
equity market.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +4.92% total return
for the six months under review.
1
Indications the Fed may
reduce the pace of interest rate increases boosted stocks
in developing nations that are adversely affected by high
interest rates in the U.S. The U.S. dollar declined slightly against many emerging market currencies, easing pressure
on countries that rely on imported commodities denominated
in U.S. dollars. Improving macroeconomic conditions also led to increased investor interest in emerging markets late in the reporting period.
Precious Metals Sector Overview
The price of gold rose 9.2% during the six-month period
under review, closing the period at $1,928 per troy ounce,
with most of the rally occurring in the latter half as a
prolonged downtrend reversed course.
2
Gold reached a
30-month low in late September 2022 as it was pressured
in part by tightening Fed monetary policy and a resulting
strong U.S. dollar, but prices began to recover in November
and closed 2022 at a six-month high, then climbed further
in January 2023. Calendar year 2022 was volatile, with gold
prices nearing a record high in March before retreating for
seven consecutive months as the Fed was eventually joined
by other major central banks in aggressively hiking interest rates. Among the catalysts for gold’s eventual upside move
was its inverse correlation to the trade-weighted U.S. dollar as the world’s reserve currency ebbed from a 20-year high
in September 2022; cooler U.S. inflation data that spurred
expectations of a slowdown in monetary tightening; and
softening global macroeconomic data and volatile equities
which spent most of the period in bear market territory.
Other drivers included: heightened geopolitical tensions and widespread trade restrictions stemming from Russia’s war
on Ukraine, where the potential threat of nuclear retaliation emerged as a worst-case scenario; deteriorating U.S.-China
relations; and fears that the impact of China’s COVID-19
wave might damage its prospects for economic recovery or
spread beyond its borders.
Precious Metals Prices (7/31/22–1/31/23
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Elsewhere in the precious metals markets, the prices
of silver, platinum and palladium—all three of which are
linked more closely to industrial demand than gold—had
mixed results: silver and platinum outperformed gold while
palladium prices declined. Platinum and palladium showed
a wide differential as they faced competing tensions of
supply scarcity versus reduced industrial demand, with
global manufacturing activity beginning to shrink, including contraction in the U.S. and other major economies. We have
also begun to see some switching from palladium to platinum
in newer catalytic converters given the record high spread
between the metals over the past couple years.
The first half of the semiannual period was difficult for
industrial metals due to perceived demand weakness and
despite various threats to supply. Copper and most other
base metals depreciated into 2022’s fourth quarter before
staging solid comebacks through January 2023, as fears
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
of a looming global recession eased and China’s factory
sector was expected to begin emerging from its COVID-
19-induced stagnation. Copper faced new supply risks,
and futures rallied in the final three months of the reporting period and posted a gain for the period as a whole. Many
industrial metals, including copper, benefited from Chinese
government policies designed to aid the country property
sector, and extended the gains following the dismantling of
the country’s “zero-COVID” virus controls.
Against this backdrop, most metals and mining equities
rallied broadly and solidly late in the period, but for some it was not enough to offset earlier declines, as was the case
for copper- and platinum/palladium-focused miners, many
of which remained in negative territory through the end of
January 2023.
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and in
general invests predominantly in non-U.S. companies. The
Fund may invest in companies without regard to market
capitalization, and may heavily invest in small- and mid-
capitalization companies. We look for companies with low
cost reserves and experienced management teams with
established track records, particularly focusing on companies with long life production profiles, expandable resource
bases, and active exploration programs that can potentially
drive future reserve and production growth.
Manager’s Discussion
During the six months under review, the Fund’s core gold
mining industry holdings (averaging approximately three-
quarters of total net assets) performed well and provided
the bulk of the overall absolute gain. Among the key
contributors were some of our largest holdings, including
Alamos Gold, Perseus Mining, AngloGold Ashanti, Barrick
Gold and Endeavour Mining. The Fund also held a handful of
outliers to the upside—including key contributors Torex Gold
Resources and Ascot Resources—that had a leveraged
response to rising gold prices. They nearly doubled or more
than doubled in value during the period after delivering very weak performance in prior periods.
In particular, Africa-focused gold producer Perseus
increased its mineral resource and ore reserve estimates
for its Nkosuo Project in Ghana, which will increase the life of the company’s nearby Edikan gold mine operation by 18
to 24 months, extending it into fiscal-year 2027. The latest findings ensure operations can continue while Perseus
conducts further exploration on the recently acquired
Agyakusu exploration permit and two other adjoining
exploration permits that are under option to Perseus. The
company believes the discovery of additional ore reserves
within trucking distance of existing infrastructure is a highly cost-effective way to create value for shareholders. Solid
contribution from their newest mine, Yaouré in the Ivory
Coast, complements the improved profile at Edikan and
provides a solid base of cash generation to consider other
gold mine construction projects.
Our much smaller allocation in diversified metals and mining companies (approximately 10% of the portfolio) provided
a secondary boost to absolute returns as these holdings
collectively appreciated more so than the Fund’s solely
gold-focused companies. This group contained a relatively
even split of net contributors and detractors, with the poor performers being more than offset by sizeable rallies in
Ivanhoe Mines and Chalice Mining, which were also our two
largest positions in the sub-industry.
Ivanhoe Mines, a diversified metal producer with a copper
focus, announced that its Kamoa-Kakula Mining Complex
in the Democratic Republic of Congo set a new copper
production record in the third quarter of 2022 as ongoing
optimization work successfully targeted higher-grade ore,
while its Phase 3 expansion at the mine site was progressing well. Management continued to debottleneck its milling and
refining operations to help boost production, while keeping a focus on discovering and developing additional high-grade
ore bodies to provide a supply of metals critically needed for the electrification of the global economy and infrastructure. In
South Africa, the company continued to advance the sinking
of the second primary mine shaft at its Platreef palladium,
platinum, rhodium, nickel, copper and gold operation, and
remained on track for initial production from the first shaft in
2024.
Portfolio Composition
1/31/23
% of Total
Net Assets
Gold 79.6%
Diversified Metals & Mining 9.9%
Precious Metals & Minerals 6.4%
Silver 3.0%
Other 0.7%
Short-Term Investments & Other Net Assets 0.4%

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Semiannual Report
Chalice Mining is a development-stage miner with multiple
projects throughout Australia, including its world-class multi-
metal Julimar Project (nickel, copper, cobalt, platinum and
gold). The company announced strong progress derisking
the development with encouraging metallurgical test work
and new metal discoveries along the Julimar Complex
trend. With seven rigs drilling, and several still untested
mineralization targets, we believe there will be a solid flow of ongoing news updates from Chalice in the coming months.
Elsewhere in the portfolio, incremental gains were realized
in the precious metals and minerals; and silver industries.
When combined, these holdings represented roughly 10%
of the overall portfolio. Top contributor Impala Platinum
Holdings (Implats) benefited from the rebound in platinum
prices as well as gains in nickel, which the company
produces as a byproduct of extracting the platinum group
metals. The South African-based company’s quarterly
production report for the July–September 2022 period
showed roughly flat sales compared to the same period in
2021 despite occasional power disruptions and maintained
its forward guidance for fiscal year 2023.
Conversely, the Fund’s four holdings in copper-focused
miners failed to advance, and they were led lower by a sharp selloff in SolGold. The rest of the Fund’s key detractors were individual stocks that reduced our gains in other industries.
In the gold industry, standout detractors included Red 5,
Pantoro, Lion One Metals, Wiluna Mining, St. Barbara,
Monarch Mining and Pure Gold Mining. Although Wiluna,
Monarch and Pure Gold were relatively small portfolio
positions, the negative impact was pronounced since
these companies lost most of their equity value over the
August 2022–January 2023 span as all three were forced
to suspend mining operations and enter into financial
restructuring.
Red 5 was by far the largest stock position among the
detractors mentioned above. Red 5 has undergone step
changes in its growth pathway to becoming a leading mid-
tier Australian gold producer, underpinned by the production start up of a major new long-life, low-cost processing
center at its King of the Hills (KOTH) Project in Western
Australia. However, its share price came under pressure
due to multiple factors. First, it became clear the company
may need additional funds to cover working capital given
lower gold prices; and second, COVID-19-related delays
in May and June 2022 threatened the company’s ability to
make debt repayments that were coming due in December.
Trading of the stock was halted on the last trading day
of September, though it resumed after Red 5 announced
an AU$60 million equity raise on the first trading day of
October. Although slightly behind schedule, the KOTH mine
operated well, with the mill reaching commercial production
in December. A KOTH process plant and open pit mine
expansion were already underway, highlighting that this will be a major new processing center in the Leonora region for
decades, in our view.
Shares of Pantoro, an Australian gold producer currently
ramping up their second gold mine in Australia, traded lower as operating conditions remained challenging in Western
Australia. The company raised AU$28.5 million in an October
2022 placement to add to working capital and cover any
cost overruns as its new Norseman mine ramps up, but in
January 2023 they made the difficult decision to move the
Halls Creek mine into care and maintenance status (closing
the site with the option of reopening it in the future). Pantoro and Tulla Resources (also a Fund holding)—each 50%
owners of the Norseman mine—confirmed they were in
discussion to consolidate the camp but had not finalized a
deal as of period-end.
Small single-asset miners are typically more sensitive to
gold prices and company-specific setbacks than their larger
and more diversified counterparts, as was the case with
Pure Gold. Pure Gold, whose operations are centered on a
47-square-kilometer property in Red Lake, Ontario, suffered
a severe selloff despite an announced step-up in gold output during 2022’s third quarter. Its sole asset, the PureGold
Mine, was forced to suspend on-site operations in October
and put the company into CCAA, the Canadian equivalent to
U.S. bankruptcy. Company management placed the mine on
Top 10 Holdings
1/31/23
Company
Sub-Industry
% of Total
Net Assets
a a
Endeavour Mining plc 5.3%
Gold
Barrick Gold Corp. 5.3%
Gold
Alamos Gold, Inc. 4.1%
Gold
Newcrest Mining Ltd. 4.1%
Gold
Perseus Mining Ltd. 4.0%
Gold
SSR Mining, Inc. 3.7%
Gold
Newmont Corp. 3.1%
Gold
Impala Platinum Holdings Ltd. 2.8%
Precious Metals & Minerals
Red 5 Ltd. 2.6%
Gold
Orla Mining Ltd. 2.6%
Gold

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Semiannual Report
care and maintenance and withdrew its financial guidance
through year-end 2022. This decision followed the evaluation of several potential alternative scenarios and became
necessary because the mine has not yet achieved consistent
positive site-level cash flow, notwithstanding recent site
optimizations, reductions in operating costs and sequential
quarter-over-quarter increases in production.
Thank you for your continued participation in Franklin Gold
and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Lead Portfolio Manager
Frederick G. Fromm, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of January 31, 2023
Franklin Gold and Precious Metals Fund

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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +13.17% +6.97%
1-Year -9.68% -14.67%
5-Year +44.92% +6.49%
10-Year -13.94% -2.04%
Advisor
6-Month +13.30% +13.30%
1-Year -9.46% -9.46%
5-Year +46.69% +7.96%
10-Year -11.77% -1.24%
See page 9 for Performance Summary footnotes.

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Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,131.70 $5.21 $1,020.32 $4.94 0.97%
C $1,000 $1,127.60 $9.21 $1,016.54 $8.73 1.72%
R6 $1,000 $1,134.00 $3.01 $1,022.39 $2.85 0.56%
Advisor $1,000 $1,133.00 $3.87 $1,021.58 $3.67 0.72%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.40 $24.23 $28.04 $16.68 $13.56 $16.19
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.06 0.13 0.04 (0.04) (0.02) (0.06)
Net realized and unrealized gains (losses) 2.10 (5.90) (1.20) 11.40 3.14 (2.51)
Total from investment operations ........ 2.16 (5.77) (1.16) 11.36 3.12 (2.57)
Less distributions from:
Net investment income .............. — (2.06) (2.65) — — (0.06)
Net asset value, end of period .......... $18.56 $16.40 $24.23 $28.04 $16.68 $13.56
Total return
c
....................... 13.17% (25.63)% (3.80)% 68.05% 23.01% (15.92)%
Ratios to average net assets
d
Expenses
e
........................ 0.97%
f
0.88% 0.90%
f
0.93%
f
0.98%
f
1.02%
f
Net investment income (loss) .......... 0.76% 0.58% 0.17% (0.20)% (0.15)% (0.37)%
Supplemental data
Net assets, end of period (000’s) ........ $726,579 $656,071 $921,127 $938,555 $645,108 $587,294
Portfolio turnover rate ................ 4.90% 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.50 $21.71 $25.42 $15.24 $12.49 $14.96
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
(0.03) (0.13) (0.16) (0.11) (0.15)
Net realized and unrealized gains (losses) 1.85 (5.23) (1.09) 10.34 2.86 (2.32)
Total from investment operations ........ 1.85 (5.26) (1.22) 10.18 2.75 (2.47)
Less distributions from:
Net investment income .............. — (1.95) (2.49) — — —
Net asset value, end of period .......... $16.35 $14.50 $21.71 $25.42 $15.24 $12.49
Total return
d
....................... 12.76% (26.18)% (4.53)% 66.80% 22.02% (16.51)%
Ratios to average net assets
e
Expenses
f
......................... 1.72%
g
1.63% 1.65%
g
1.68%
g
1.73%
g
1.77%
g
Net investment income (loss) .......... 0.05% (0.17)% (0.59)% (0.94)% (0.90)% (1.12)%
Supplemental data
Net assets, end of period (000’s) ........ $59,826 $58,538 $93,615 $106,271 $75,129 $94,997
Portfolio turnover rate ................ 4.90% 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.98 $26.32 $30.20 $17.90 $14.50 $17.31
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.22 0.13 0.03 0.04 0.01
Net realized and unrealized gains (losses) 2.31 (6.45) (1.28) 12.27 3.36 (2.68)
Total from investment operations ........ 2.41 (6.23) (1.15) 12.30 3.40 (2.67)
Less distributions from:
Net investment income .............. — (2.11) (2.73) — — (0.14)
Net asset value, end of period .......... $20.39 $17.98 $26.32 $30.20 $17.90 $14.50
Total return
c
....................... 13.40% (25.36)% (3.46)% 68.66% 23.45% (15.50)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.64% 0.69% 0.72% 0.83% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
e
0.52% 0.56%
e
0.56%
e
0.58%
e
0.55%
e
Net investment income ............... 1.10% 0.94% 0.49% 0.17% 0.25% 0.10%
Supplemental data
Net assets, end of period (000’s) ........ $39,217 $30,969 $25,458 $20,574 $10,808 $8,153
Portfolio turnover rate ................ 4.90% 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.74 $26.00 $29.88 $17.73 $14.38 $17.17
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.20 0.11 0.01 0.01 (0.02)
Net realized and unrealized gains (losses) 2.27 (6.36) (1.28) 12.14 3.34 (2.67)
Total from investment operations ........ 2.36 (6.16) (1.17) 12.15 3.35 (2.69)
Less distributions from:
Net investment income .............. — (2.10) (2.71) — — (0.10)
Net asset value, end of period .......... $20.10 $17.74 $26.00 $29.88 $17.73 $14.38
Total return
c
....................... 13.30% (25.42)% (3.59)% 68.47% 23.30% (15.70)%
Ratios to average net assets
d
Expenses
e
........................ 0.72%
f
0.63% 0.65%
f
0.68%
f
0.73%
f
0.77%
f
Net investment income (loss) .......... 1.01% 0.84% 0.41% 0.05% 0.10% (0.12)%
Supplemental data
Net assets, end of period (000’s) ........ $269,789 $239,115 $307,110 $280,317 $143,589 $130,812
Portfolio turnover rate ................ 4.90% 17.60% 18.91% 17.00% 12.82% 8.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), January 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 99.2%
Copper 0.7%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 3,430,574
a
SolGold plc, (CAD Traded) .............................. Australia 10,650,000 2,241,263
a
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 2,127,362
a
Vizsla Copper Corp. ................................... Canada 528,571 119,182
7,918,381
Diversified Metals & Mining 9.8%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 148,826
a
Adventus Mining Corp. ................................. Canada 3,350,000 1,309,282
a
Adventus Mining Corp. ................................. Canada 500,000 195,415
a,c
Adventus Mining Corp., 144A ............................ Canada 4,500,000 1,758,738
a
Arizona Metals Corp. ................................... Canada 150,000 472,379
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 3,917,595
a
Aston Minerals Ltd. .................................... Australia 25,000,000 1,663,484
a
Azimut Exploration, Inc. ................................. Canada 1,950,000 2,051,860
a
Bluestone Resources, Inc. ............................... Canada 550,000 231,492
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 2,862,082
a
Bravo Mining Corp. .................................... Canada 2,880,000 5,498,083
a
Chalice Mining Ltd. .................................... Australia 3,724,965 17,173,645
a,d
Clean Air Metals, Inc. .................................. Canada 10,315,600 891,615
a,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 563,698
a,c
G Mining Ventures Corp., 144A ........................... Canada 18,750,000 11,978,580
a
Ivanhoe Electric, Inc. ................................... United States 306,000 4,054,500
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 19,118,752
a,d,e,f
Magna Mining, Inc. .................................... Canada 2,210,000 1,478,969
a
Matador Mining Ltd. ................................... Australia 10,813,044 802,564
a,d
Max Resource Corp. ................................... Canada 6,000,000 1,059,752
a
OreCorp Ltd. ......................................... Australia 8,684,200 2,635,982
a
Prime Mining Corp. .................................... Canada 1,300,000 2,051,860
a,b
Prime Mining Corp. .................................... Canada 2,200,000 3,472,379
a,e,f
Prime Mining Corp. .................................... Canada 545,000 802,351
a,b
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,686,975
a,d
Talisker Resources Ltd. ................................. Canada 26,400,000 2,281,849
a,b
Vizsla Silver Corp. ..................................... Canada 5,550,000 6,715,897
a
Vizsla Silver Corp. ..................................... Canada 3,000,000 3,630,214
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 4,438,106
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,698,534
106,645,458
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 204,005
a
Gold 79.4%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 405,859 22,920,891
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 15,000 847,200
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,373,316 26,185,854
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,744,500 19,259,280
AngloGold Ashanti Ltd., ADR ............................. Australia 1,269,823 26,691,679
a
Artemis Gold, Inc. ..................................... Canada 3,720,000 13,252,762
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 22,220,000 12,024,352
a,b,c,d
Ascot Resources Ltd., 144A ............................. Canada 6,500,000 3,517,475
a,b,d
Auteco Minerals Ltd. ................................... Australia 116,057,775 4,683,990
B2Gold Corp. ........................................ Canada 6,883,694 27,265,740
a,d
Banyan Gold Corp. .................................... Canada 18,417,629 6,506,039
a,d,e,f
Banyan Gold Corp., 144A ............................... Canada 1,750,000 580,992
Barrick Gold Corp. .................................... Canada 2,942,383 57,523,588
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 12,680,388
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 210,447
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 228,486

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 $ 3,056,409
a
Bonterra Resources, Inc. ................................ Canada 3,500,000 881,248
a
Breaker Resources NL ................................. Australia 16,000,000 3,517,916
Centamin plc ......................................... Egypt 13,615,200 18,663,859
Centerra Gold, Inc. .................................... Canada 3,200 20,540
c
Centerra Gold, Inc., 144A ............................... Canada 2,825,900 18,138,434
a,b
Cerrado Gold, Inc. ..................................... Canada 2,800,000 1,978,204
a
De Grey Mining Ltd. ................................... Australia 5,000,000 5,298,850
Dundee Precious Metals, Inc. ............................ Canada 3,157,415 20,622,275
a
Eldorado Gold Corp. ................................... Turkey 1,658,724 15,882,859
a
Emerald Resources NL ................................. Australia 16,820,000 16,389,636
Endeavour Mining plc .................................. Burkina Faso 2,442,114 57,542,483
a,d
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,700,185
a,e
Firefinch Ltd. ......................................... Australia 18,028,500 763,579
a
First Mining Gold Corp. ................................. Canada 7,500,000 1,155,581
a
Galiano Gold, Inc. ..................................... Canada 9,264,362 5,640,085
a,e
Gascoyne Resources Ltd. ............................... Australia 3,690,800 355,628
a,b
Genesis Minerals Ltd. .................................. Australia 6,298,509 5,674,386
a,d
Geopacific Resources Ltd. .............................. Australia 38,375,694 760,369
Gold Fields Ltd. ....................................... South Africa 529,800 6,040,688
a,d
Gold Mountain Mining Corp. ............................. Canada 2,050,000 192,597
a,d
Gold Mountain Mining Corp. ............................. Canada 3,900,000 366,403
a,d
HighGold Mining, Inc. .................................. Canada 4,803,000 2,563,044
Hochschild Mining plc .................................. Peru 2,038,520 1,722,106
a
i-80 Gold Corp. ....................................... Canada 2,015,000 5,406,652
a,c
i-80 Gold Corp., 144A .................................. Canada 675,000 1,811,161
a,d
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 1,528,749
a,d
Integra Resources Corp., (USD Traded) .................... Canada 1,850,000 1,258,187
a
K92 Mining, Inc. ...................................... Canada 1,300,000 7,523,487
a,d
Liberty Gold Corp. ..................................... Canada 16,329,800 7,854,996
a,c,d
Liberty Gold Corp., 144A ................................ Canada 2,600,000 1,250,658
a
Lion One Metals Ltd. ................................... Canada 4,312,400 2,949,481
a,c
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 2,752,228
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 10,613,000 8,136,234
a,d
Mawson Gold Ltd. ..................................... Canada 18,100,000 3,468,997
c
Mineros SA, 144A ..................................... Colombia 4,115,000 2,474,258
a,d
Monarch Mining Corp. .................................. Canada 6,000,000 360,767
a,d,e,f
Monarch Mining Corp., 144A ............................. Canada 9,500,000 507,224
a,b
Moneta Gold, Inc. ..................................... Canada 2,000,000 2,390,079
a,d
Newcore Gold Ltd. .................................... Canada 9,200,000 1,866,967
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,501,914 39,756,011
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 4,780,041
Newmont Corp. ....................................... United States 634,614 33,590,119
a,b,d
Nighthawk Gold Corp. .................................. Canada 5,761,000 1,905,178
Northern Star Resources Ltd. ............................ Australia 1,042,254 9,287,693
a,d
O3 Mining, Inc. ....................................... Canada 5,100,000 6,018,038
a
OceanaGold Corp. .................................... Australia 9,063,488 19,618,824
a
Ora Banda Mining Ltd. ................................. Australia 26,707,692 1,646,589
a
Orla Mining Ltd. ...................................... Canada 4,490,653 19,373,430
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,628,335
a,c
Osisko Development Corp., 144A ......................... Canada 960,849 5,697,932
a
Osisko Mining, Inc. .................................... Canada 7,600,000 21,363,397
a,d
Pantoro Ltd. ......................................... Australia 112,613,794 7,585,142
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,441,774
Perseus Mining Ltd. ................................... Australia 28,558,141 43,390,877
a
Predictive Discovery Ltd. ................................ Australia 59,751,010 7,824,390

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Probe Gold, Inc. ...................................... Canada 705,000 $ 858,399
a,c
Probe Gold, Inc., 144A ................................. Canada 5,200,000 6,331,454
a,c
Pure Gold Mining, Inc., 144A ............................. Canada 26,000,000 390,830
a,d
Red 5 Ltd. ........................................... Australia 187,628,277 28,006,360
a
Resolute Mining Ltd. ................................... Australia 29,033,333 5,650,675
a
Reunion Gold Corp. ................................... Canada 13,000,000 3,761,744
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 73,165
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 99,119
a,d
RTG Mining, Inc., CDI .................................. Australia 64,487,582 2,812,005
a,d
Saturn Metals Ltd. ..................................... Australia 10,339,999 1,248,787
a,b
Skeena Resources Ltd. ................................. Canada 2,074,800 12,366,151
a
Skeena Resources Ltd. ................................. Canada 118,750 707,770
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 1,926,448
SSR Mining, Inc. ...................................... Canada 2,381,555 40,238,524
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,137,336 270,284
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 861,957
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 526,118
a
St. Barbara Ltd. ....................................... Australia 9,008,021 4,864,567
a
Superior Gold, Inc. .................................... Canada 500,000 99,587
a,c
Superior Gold, Inc., 144A ............................... Canada 5,350,000 1,065,577
a
Thesis Gold, Inc. ...................................... Canada 2,975,000 2,012,401
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,430,000 19,657,798
a
Troilus Gold Corp. ..................................... Canada 8,900,000 4,816,234
a
Tulla Resources plc, CDI ................................ Australia 15,300,000 4,017,777
a
Victoria Gold Corp. .................................... Canada 1,210,000 9,539,947
a
West African Resources Ltd. ............................. Australia 12,264,984 9,719,920
a
Westhaven Gold Corp. ................................. Canada 1,800,000 500,564
a,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 282,328
869,460,912
Precious Metals & Minerals 6.4%
Anglo American Platinum Ltd. ............................ South Africa 88,556 6,588,281
a
Aurion Resources Ltd. .................................. Canada 4,500,000 2,096,956
a,d
Benchmark Metals, Inc. ................................. Canada 9,790,300 3,090,512
a,d
Benchmark Metals, Inc. ................................. Canada 3,500,000 1,104,848
a
Eastern Platinum Ltd. .................................. Canada 1,752,490 197,575
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 17,051,758
b
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 13,966,638
a,d
Millennial Precious Metals Corp. .......................... Canada 10,168,700 1,528,553
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,019,019 9,998,619
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 3,331,716
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,779,911 2,902,974
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 159,443
a,b,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 3,441,856 5,610,225
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 59,739
a
Sable Resources Ltd. .................................. Canada 12,000,000 766,629
a,d
TDG Gold Corp. ...................................... Canada 2,080,000 539,346
a,c,d
TDG Gold Corp., 144A ................................. Canada 4,750,000 1,231,680
70,225,492
Silver 2.9%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 4,195,491
a
Gatos Silver, Inc. ...................................... United States 447,157 2,307,330
a
GoGold Resources, Inc. ................................ Canada 9,262,858 15,525,121
Pan American Silver Corp. .............................. Canada 123,021 2,242,209
a,d
Silver Mountain Resources, Inc. .......................... Canada 7,300,000 1,892,897

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
a,c,d
Silver Tiger Metals, Inc., 144A ............................ Canada 17,500,000 $ 5,787,298
31,950,346
Total Common Stocks (Cost $964,036,225) .....................................
1,086,404,594
Rights
a a
Rights 0.1%
Gold 0.0%
†
a,e
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 49,605
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,165,878
Total Rights (Cost $856,772) ..................................................
1,215,483
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,e,f
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 5,218
a,d,e,f
Clean Air Metals, Inc., 144A, 2/23/23 ....................... Canada 1,379,500 —
a,d,e,f
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 10,139
a,d,e,f
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 537
a,e,f
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 210,541
a,d,e,f
Max Resource Corp., 144A, 10/05/23 ...................... Canada 6,000,000 36
a,e,f
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 48,818
a,e,f
Prime Mining Corp., 144A, 12/22/25 ....................... Canada 545,000 292,868
a,d,e,f
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 91,691
a,e,f
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 365,401
1,025,249
Gold 0.2%
a,d,e,f
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 122,269
a,d,e,f
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 26
a,e
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 492,093
a,d,e,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 52,356
a,c,d,e
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 130
a,d
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 65,765
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 138,576
a,e,f
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 370,264
a,e,f
Probe Gold, Inc., 144A, 3/08/24 ........................... Canada 900,000 85,388
a,e,f
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 421,125
a
Troilus Gold Corp., 6/30/23 .............................. Canada 1,000,000 41,338
a
Westhaven Gold Corp., 3/03/23 ........................... Canada 2,100,000 23,675
a,d,e
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
1,813,005
Precious Metals & Minerals 0.0%
†
a,d,e,f
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 5,284
a,d,e,f
Benchmark Metals, Inc., 9/29/24 .......................... Canada 1,000,000 72,190
a,d,e,f
Millennial Precious Metals Corp., 5/18/24 ................... Canada 2,650,000 38,807
116,281
Silver 0.0%
†
a,c,d
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 96,017
Total Warrants (Cost $–) ......................................................
3,050,552
Total Long Term Investments (Cost $964,892,997) ...............................
1,090,670,629
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 7,513,014 $ 7,513,014
Total Money Market Funds (Cost $7,513,014) ...................................
7,513,014
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 1,852,000 1,852,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,852,000) .................................................................
1,852,000
Total Short Term Investments (Cost $9,365,014 ) .................................
9,365,014
a
Total Investments (Cost $974,258,011) 100.5% ..................................
$1,100,035,643
Other Assets, less Liabilities (0.5)% ...........................................
(4,624,164)
Net Assets 100.0% ...........................................................
$1,095,411,479
See Abbreviations on page 37 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $134,431,698, representing 12.3% of net assets.
d
See Note 11 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
f
See Note 10 regarding restricted securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $699,769,513
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 274,488,498
Value - Unaffiliated issuers (Includes securities loaned of $1,612,229) ................................. $957,578,155
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 142,457,488
Cash .................................................................................... 67,574
Foreign currency, at value (cost $12,144) ......................................................... 12,192
Receivables:
Investment securities sold ................................................................... 684,159
Capital shares sold ........................................................................ 2,789,324
Dividends and interest ..................................................................... 164,411
Total assets .......................................................................... 1,103,753,303
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,881
Capital shares redeemed ................................................................... 5,156,553
Management fees ......................................................................... 432,657
Distribution fees .......................................................................... 204,458
Transfer agent fees ........................................................................ 413,537
Trustees' fees and expenses ................................................................. 1,648
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,852,000
Accrued expenses and other liabilities ........................................................... 265,090
Total liabilities ......................................................................... 8,341,824
Net assets, at value ................................................................. $1,095,411,479
Net assets consist of:
Paid-in capital ............................................................................. $1,814,029,062
Total distributable earnings (losses) ............................................................. (718,617,583)
Net assets, at value ................................................................. $1,095,411,479

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $726,579,227
Shares outstanding ........................................................................ 39,145,783
Net asset value per share
a
.................................................................. $18.56
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $19.64
Class C:
Net assets, at value ....................................................................... $59,825,858
Shares outstanding ........................................................................ 3,659,412
Net asset value and maximum offering price per share
a
............................................. $16.35
Class R6:
Net assets, at value ....................................................................... $39,217,017
Shares outstanding ........................................................................ 1,923,117
Net asset value and maximum offering price per share ............................................. $20.39
Advisor Class:
Net assets, at value ....................................................................... $269,789,377
Shares outstanding ........................................................................ 13,421,032
Net asset value and maximum offering price per share ............................................. $20.10
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $864,344)
Unaffiliated issuers ........................................................................ $8,062,430
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 69,258
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 110,705
Non-controlled affiliates (Note 3 f ) ............................................................. 41,756
Total investment income ................................................................... 8,284,149
Expenses:
Management fees (Note 3 a ) ................................................................... 2,259,577
Distribution fees: (Note 3c )
    Class A ................................................................................ 797,058
    Class C ................................................................................ 269,968
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 614,058
    Class C ................................................................................ 51,853
    Class R6 ............................................................................... 25,653
    Advisor Class ............................................................................ 225,856
Custodian fees (Note 4 ) ...................................................................... 39,032
Reports to shareholders fees .................................................................. 15,390
Registration and filing fees .................................................................... 64,229
Professional fees ........................................................................... 32,304
Trustees' fees and expenses .................................................................. 7,246
Interest expense ........................................................................... 802
Other .................................................................................... 119,842
Total expenses ......................................................................... 4,522,868
Expense reductions (Note 4 ) ............................................................... (3)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (37,371)
Net expenses ......................................................................... 4,485,494
Net investment income ................................................................ 3,798,655
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,506,882
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (8,313,788)
Foreign currency transactions ................................................................ (104,252)
Net realized gain (loss) .................................................................. (6,911,158)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 135,419,352
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... (5,201,272)
Translation of other assets and liabilities denominated in foreign currencies .............................. (3,542)
Net change in unrealized appreciation (depreciation) ............................................ 130,214,538
Net realized and unrealized gain (loss) ............................................................ 123,303,380
Net increase (decrease) in net assets resulting from operations .......................................... $127,102,035

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Gold and Precious Metals Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,798,655 $7,681,514
Net realized gain (loss) ................................................. (6,911,158) 67,809,415
Net change in unrealized appreciation (depreciation) ........................... 130,214,538 (415,884,719)
Net increase (decrease) in net assets resulting from operations ................ 127,102,035 (340,393,790)
Distributions to shareholders:
Class A ............................................................. — (77,236,319)
Class C ............................................................. — (7,493,602)
Class R6 ............................................................ — (2,559,248)
Advisor Class ........................................................ — (24,898,226)
Total distributions to shareholders .......................................... — (112,187,395)
Capital share transactions: (Note 2 )
Class A ............................................................. (14,493,484) 35,249,661
Class C ............................................................. (5,190,319) (5,397,875)
Class R6 ............................................................ 3,467,532 18,645,815
Advisor Class ........................................................ (167,873) 41,467,076
Total capital share transactions ............................................ (16,384,144) 89,964,677
Net increase (decrease) in net assets ................................... 110,717,891 (362,616,508)
Net assets:
Beginning of period ..................................................... 984,693,588 1,347,310,096
End of period .......................................................... $1,095,411,479 $984,693,588

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at January 31,
2023, the Fund held $26,234 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
January 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,873,463 $77,969,271 17,394,815 $384,022,653
Shares issued in reinvestment of distributions .......... — — 3,065,533 63,947,021
Shares redeemed ............................... (5,728,379) (92,462,755) (18,480,802) (412,720,013)
Net increase (decrease) .......................... (854,916) $(14,493,484) 1,979,546 $35,249,661
Class C Shares:
Shares sold ................................... 283,284 $4,058,638 1,043,050 $20,570,770
Shares issued in reinvestment of distributions .......... — — 401,227 7,434,732
Shares redeemed
a
.............................. (660,679) (9,248,957) (1,720,032) (33,403,377)
Net increase (decrease) .......................... (377,395) $(5,190,319) (275,755) $(5,397,875)
Class R6 Shares:
Shares sold ................................... 632,079 $11,048,221 1,456,609 $34,997,925
Shares issued in reinvestment of distributions .......... — — 111,170 2,536,911
Shares redeemed ............................... (431,209) (7,580,689) (812,733) (18,889,021)
Net increase (decrease) .......................... 200,870 $3,467,532 755,046 $18,645,815
Advisor Class Shares:
Shares sold ................................... 3,376,020 $58,121,628 5,907,074 $139,056,195
Shares issued in reinvestment of distributions .......... — — 999,907 22,527,905
Shares redeemed ............................... (3,433,523) (58,289,501) (5,238,312) (120,117,024)
Net increase (decrease) .......................... (57,503) $(167,873) 1,668,669 $41,467,076
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended January 31, 2023, the annualized gross effective investment management fee rate was 0.472% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $23,824
CDSC retained .............................................................................. $7,382
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2023, the Fund paid transfer agent fees of $917,420, of which $278,548 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0 . 03 % based on the average net assets of the class until November 30, 202 3 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 4,427,844 $ 67,837,567 $ (64,752,397) $ — $ — $ 7,513,014 7,513,014 $ 69,258
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $3,062,000 $15,705,000 $(16,915,000) $— $— $1,852,000 1,852,000 $41,756
Total Affiliated Securities ... $7,489,844 $83,542,567 $(81,667,397) $— $— $9,365,014 $111,014
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2022, the Fund deferred late-year ordinary losses of $26,583,136.
At J anuary 31, 202 3 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2023, aggregated
$46,161,235 and $55,428,649, respectively.
At January 31, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,852,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $8,067,044
Long term ................................................................................ 668,367,820
Total capital loss carryforwards ............................................................... $676,434,864
Cost of investments .......................................................................... $1,112,517,130
Unrealized appreciation ........................................................................ $412,728,556
Unrealized depreciation ........................................................................ (425,210,043)
Net unrealized appreciation (depreciation) .......................................................... $(12,481,487)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold a nd Precious Metals Fund
1,000,000
a
Adventus Mining Corp., 144A, 7/26/23 ............ 1/27/22 $ — $ 5,218
1,650,000
b
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 — 122,269
1,750,000
c
Banyan Gold Corp., 144A ...................... 12/19/22 512,595 580,992
750,000
d
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 5,284
1,000,000
d
Benchmark Metals, Inc., 9/29/24 ................ 9/30/22 — 72,190
1,379,500
e
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 — —
3,600,000
e
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 10,139
5,000,000
f
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 537
3,750,000
g
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 210,541
1,025,000
h
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 26
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 – 3/10/16 14,750,154 —
2,210,000 Magna Mining, Inc. ........................... 1/23/23 1,817,706 1,478,969
6,000,000
i
Max Resource Corp., 144A, 10/05/23 ............. 5/20/22 — 36
2,650,000
j
Millennial Precious Metals Corp., 5/18/24 .......... 6/17/22 — 38,807
9,500,000
k
Monarch Mining Corp., 144A ................... 1/18/23 457,407 507,224
6,000,000
k
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 52,356
608,333
l
Osisko Development Corp., 144A, 3/27/27 ......... 3/03/22 — 370,264
545,000
m
Prime Mining Corp. .......................... 12/15/22 598,551 802,351
545,000
m
Prime Mining Corp., 144A, 12/22/25 .............. 12/23/22 — 292,868
650,000
m
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 48,818
900,000
n
Probe Gold, Inc., 144A, 3/08/24 ................. 3/09/22 — 85,388
6,500,000
o
Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 421,125
4,500,000
p
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 91,691
1,500,000
q
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 365,401
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $20,234,429 $5,562,494

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2023, investments in “affiliated companies” were as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,263,435 as of January 31, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $15,541,827 as of January 31, 2023.
c
The Fund also invests in unrestricted securities of the issuer, valued at $6,506,039 as of January 31, 2023.
d
The Fund also invests in unrestricted securities of the issuer, valued at $4,195,360 as of January 31, 2023.
e
The Fund also invests in unrestricted securities of the issuer, valued at $891,615 as of January 31, 2023.
f
The Fund also invests in unrestricted securities of the issuer, valued at $563,698 as of January 31, 2023.
g
The Fund also invests in unrestricted securities of the issuer, valued at $11,978,580 as of January 31, 2023.
h
The Fund also invests in unrestricted securities of the issuer, valued at $559,000 as of January 31, 2023.
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,059,752 as of January 31, 2023.
j
The Fund also invests in unrestricted securities of the issuer, valued at $1,528,553 as of January 31, 2023.
k
The Fund also invests in unrestricted securities of the issuer, valued at $360,767 as of January 31, 2023.
l
The Fund also invests in unrestricted securities of the issuer, valued at $5,836,508 as of January 31, 2023.
m
The Fund also invests in unrestricted securities of the issuer, valued at $5,524,239 as of January 31, 2023.
n
The Fund also invests in unrestricted securities of the issuer, valued at $7,189,853 as of January 31, 2023.
o
The Fund also invests in unrestricted securities of the issuer, valued at $3,761,744 as of January 31, 2023.
p
The Fund also invests in unrestricted securities of the issuer, valued at $2,281,849 as of January 31, 2023.
q
The Fund also invests in unrestricted securities of the issuer, valued at $10,346,111 as of January 31, 2023.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
at End
of Period
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 6,593,987 $ — $ — $ — $ 5,430,365 $ 12,024,352 22,220,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 90,648 — — — 31,621 122,269 1,650,000 —
Ascot Resources Ltd.,
144A. ........... 1,928,934 — — — 1,588,541 3,517,475 6,500,000 —
Auteco Minerals Ltd ... 3,204,442 633,829 — — 845,719 4,683,990 116,057,775 —
Banyan Gold Corp. ... 6,878,581 — — — (372,542) 6,506,039 18,417,629 —
Banyan Gold Corp., 144A — 512,595 — — 68,397 580,992 1,750,000 —
Benchmark Metals, Inc. .. 702,851 611,621
a
— — (209,624) 1,104,848 3,500,000 —
Benchmark Metals, Inc. ... 4,587,411 — — — (1,496,899) 3,090,512 9,790,300 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... 30,232 — — — (24,948) 5,284 750,000 —
Benchmark Metals, Inc.,
9/29/24 .......... — —
a
— — 72,190 72,190 1,000,000 —
Black Cat Syndicate Ltd. 3,048,844 — — — —
b
—
b
—
b
—
Clean Air Metals, Inc. .. 1,450,065 — — — (558,450) 891,615 10,315,600 —
10. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Clean Air Metals, Inc.,
144A, 2/23/23 ..... $ 878 $ — $ — $ — $ (878) $ — 1,379,500 $ —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 87,884 — — — (77,745) 10,139 3,600,000 —
Euro Sun Mining, Inc.,
144A ........... 859,039 — — — (295,341) 563,698 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 11,761 — — — (11,224) 537 5,000,000 —
Falcon Metals Ltd. .... 1,460,861 — — — 239,324 1,700,185 9,225,414 —
G Mining Ventures Corp.,
144A ........... — 10,711,519
a
— — —
b
—
b
—
b
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 526,066 — — — —
b
—
b
—
b
—
Geopacific Resources Ltd. 1,902,429 — — — (1,142,060) 760,369 38,375,694 —
Gold Mountain Mining
Corp . ........... 1,172,589 — — — (806,186) 366,403 3,900,000 —
Gold Mountain Mining
Corp. ........... 616,361 — — — (423,764) 192,597 2,050,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 41,792 — — — (41,766) 26 1,025,000 —
HighGold Mining, Inc. .. 3,338,282 — — — (775,238) 2,563,044 4,803,000 —
Integra Resources Corp.,
(CAD Traded) ..... 1,535,494 — — — (6,745) 1,528,749 2,260,000 —
Integra Resources Corp.,
(USD Traded) ..... 1,258,185 — — — 2 1,258,187 1,850,000 —
Liberty Gold Corp .... 6,185,047 — — — 1,669,949 7,854,996 16,329,800 —
Liberty Gold Corp., 144A 984,772 — — — 265,886 1,250,658 2,600,000 —
Lion One Metals Ltd. .. 4,647,491 — — — —
b
—
b
—
b
—
Lion One Metals Ltd.,
144A ........... 4,336,680 — — — —
b
—
b
—
b
—
Magna Mining, Inc. .... — 1,817,706 — — (338,737) 1,478,969 2,210,000 —
Mawson Gold Ltd ..... 1,554,861 —
a
— — 1,914,136 3,468,997 18,100,000 —
Max Resource Corp ... — 2,785,838
a
— — (1,726,086) 1,059,752 6,000,000 —
Max Resource Corp.,
144A, 10/05/23 .... 403,169 — — — (403,133) 36 6,000,000 —
Millennial Precious Metals
Corp ............ 2,223,535 — — — (694,982) 1,528,553 10,168,700 —
Millennial Precious Metals
Corp., 5/18/24 ..... 162,133 — — — (123,326) 38,807 2,650,000 —
Monarch Mining Corp .. 2,188,325 —
a
— — (1,827,558) 360,767 6,000,000 —
Monarch Mining Corp.,
144A ........... — 457,407
a
— — 49,817 507,224 9,500,000 —
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Monarch Mining Corp.,
144A, 4/06/27 ..... $ 697,256 $ — $ — $ — $ (644,900) $ 52,356 6,000,000 $ —
Newcore Gold Ltd. .... 2,155,408 — — — (288,441) 1,866,967 9,200,000 —
Nighthawk Gold Corp .. 1,889,590 — — — 15,588 1,905,178 5,761,000 —
Nighthawk Gold Corp.,
144A, 6/08/23 ..... 3,299 — — — (3,169) 130 1,630,500 —
Nighthawk Gold Corp.,
5/03/24 .......... 63,452 — — — 2,313 65,765 1,250,000 —
O3 Mining, Inc. ...... 5,801,250 1,177,037
a
— — (960,249) 6,018,038 5,100,000 —
Pantoro Ltd ......... 9,269,140 3,997,917
a
— — (5,681,915) 7,585,142 112,613,794 —
Platinum Group Metals
Ltd., (CAD Traded) .. . 3,270,374 — — — 61,342 3,331,716 2,042,787 —
Platinum Group Metals
Ltd., (CAD Traded) ... 2,849,525 — — — 53,449 2,902,974 1,779,911 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 156,508 — — — 2,935 159,443 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 6,507,388 — (1,007,322) (8,313,788) 8,423,947 5,610,225 3,441,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 58,639 — — — 1,100 59,739 36,628 —
Red 5 Ltd. ......... 32,018,514 1,560,720
a
— — (5,572,874) 28,006,360 187,628,277 —
RTG Mining, Inc. ..... 89,844 — — — (16,679) 73,165 1,769,918 —
RTG Mining, Inc., 144A . 121,715 — — — (22,596) 99,119 2,397,790 —
RTG Mining, Inc., CDI .. 3,063,908 — — — (251,903) 2,812,005 64,487,582 —
Sable Resources Ltd. .. 2,202,265 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 1,658,655 311,050 — — (720,918) 1,248,787 10,339,999 —
Silver Mountain
Resources, Inc. .... 1,282,702 — — — 610,195 1,892,897 7,300,000 —
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... 178,153 — — — (82,136) 96,017 3,650,000 —
Silver Tiger Metals, Inc.,
144A ........... 4,099,961 — — — 1,687,337 5,787,298 17,500,000 —
Talisker Resources Ltd. . 2,479,891 563,513 — — (761,555) 2,281,849 26,400,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... — —
a
— — 91,691 91,691 4,500,000 —
TDG Gold Corp. ..... 259,898 — — — 279,448 539,346 2,080,000 —
TDG Gold Corp., 144A . 585,027 — — — 646,653 1,231,680 4,750,000 —
Thesis Gold, Inc. ..... 3,229,403 — — — —
b
—
b
—
b
—
Troilus Gold Corp. .... 3,405,701 — — — —
b
—
b
—
b
—
Troilus Gold Corp., 6/30/23 29,285 — — — —
b
—
b
—
b
—
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2023, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Wiluna Mining Corp. Ltd. $ 2,898,345 $ — $ — $ — $ (2,616,017) $ 282,328 19,510,000 $ —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... 272,633 — — — (272,633) — 9,755,000 —
Total Affiliated Securities
(Value is 12.1% of Net
Assets) .......... $154,611,358 $25,140,752 $(1,007,322) $ (8,313,788) $ (5,201,272) $133,092,474 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2023, no longer an affiliate.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Fund’s assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period . At J anuary 31, 202 3 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 5,791,019 $ 2,127,362 $ — $ 7,918,381
Diversified Metals & Mining ............... 69,845,863 34,518,275 2,281,320 106,645,458
Environmental & Facilities Services ......... 204,005 — — 204,005
Gold ................................ 617,580,463 249,390,698 2,489,751
a
869,460,912
Precious Metals & Minerals ............... 44,248,925 25,976,567 — 70,225,492
Silver ............................... 30,057,449 1,892,897 — 31,950,346
Rights :
Gold ................................ — — 49,605 49,605
Silver ............................... 1,165,878 — — 1,165,878
Warrants :
Diversified Metals & Mining ............... — — 1,025,249
a
1,025,249
Gold ................................ 269,354 — 1,543,651
a
1,813,005
Precious Metals & Minerals ............... — — 116,281 116,281
Silver ............................... 96,017 — — 96,017
Short Term Investments ................... 9,365,014 — — 9,365,014
Total Investments in Securities ........... $778,623,987 $313,905,799
b
$7,505,857 $1,100,035,643
a
Includes financial instruments determined to have no value at January 31, 2023.
b
Includes foreign securities valued at $292,972,084, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 1,567,117 $ 2,416,257 $ (2,785,839) $ — $ — $ — $ — $ 1,083,785 $ 2,281,320 $ (134,936)
Gold ............ 10,603,419
e
970,003 (10,475,472) 3,983,506 — — (305,471) (2,286,234) 2,489,751
e
(4,032,040)
Precious Metals &
Minerals ........ 585,027 — — — (585,027) — — — — —
Rights
Gold ............ 51,542 — — — — — — (1,937) 49,605 (1,937)
Warrants
Diversified Metals &
Mining ......... 1,277,893 —
e
— — — — — (252,644) 1,025,249
e
(252,644)
Gold ............ 1,887,657
e
—
e
—
e
314,425 — — — (658,431) 1,543,651
e
(581,390)
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
14. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets:
Investments in Securities:
Warrants
Precious Metals &
Minerals ........ $ 192,365 $ —
e
$ — $ — $ — $ — $ — $ (76,084) $ 116,281 $ (76,084)
Total Investments in Securities . $16,165,020 $3,386,260 $(13,261,311) $4,297,931 $(585,027) $ — $ (305,471) $ (2,191,545) $7,505,857 $ (5,079,031)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
13. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 S 03/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                                    N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 29, 2023